WARRANT LIABILITY (Tables)	9 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of warrant liability

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Warrant liability as of April 1, 2023	$–	–	$–
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$2.26	3,157,895	3,537
Class C Warrants	$2.26	3,157,895	4,663
Placement Agent Warrants	$2.375	157,895	232
Change in fair value of warrant liability	–	–	(989)
Warrant liability as of December 31, 2023		6,473,685	$7,443

Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	December 31, 2023
Exercise price	$2.26	$2.26
Share price	$1.97	$1.82
Expected life	3.01 years	2.76 years
Expected volatility	90.4%	92.27%
Risk-free interest rate	4.95%	4.06%
Dividend yield	–	–

Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	December 31, 2023
Exercise price	$2.26	$2.26
Share price	$1.97	$1.82
Expected life	5.00 years	4.76 years
Expected volatility	100.7%	102.04%
Risk-free interest rate	4.80%	3.86%
Dividend yield	–	–

Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	December 31, 2023
Exercise price	$2.38	$2.38
Share price	$1.97	$1.82
Expected life	4.99 years	4.76 years
Expected volatility	100.7%	102.04%
Risk-free interest rate	4.80%	3.86%
Dividend yield	–	–